Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

NOTE 16 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s China-based operating subsidiaries.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

Condensed Parent Company Balance Sheets

	December 31, 2021	December 31, 2020
ASSETS
Current assets:
Cash	$-	$-
Other receivable	-	-
Investments in subsidiaries at equity	98,636,238	89,333,519
Total current assets	98,636,238	89,333,519
Other assets:
Property, plant and equipment	1,540,520	1,540,520
Total assets	$100,176,758	$90,874,039
LIABILITIES AND EQUITY
Current liabilities:
Due to related parties	$8,086,879	$5,894,349
Total liabilities	8,086,879	5,894,349
Shareholders’ equity:
Equity attributable to owners of the company:
Ordinary shares ($0.001 par value; 125,000,000 shares authorized; 85,940,965 and 79,302,428 shares issued and outstanding at December 31, 2021 and 2020, respectively.)	85,941	79,302
Additional paid-in capital	88,938,870	82,045,993
Retained earnings	(5,623,762)	(2,843,043)
Accumulated other comprehensive loss	(6,919,882)	(9,568,873)
Total equity attributable to owners of the company	76,481,167	69,713,379
Non-controlling interest	15,608,712	15,266,311
Total shareholders’ equity	92,089,879	84,979,690
Total liabilities and equity	$100,176,758	$90,874,039

Condensed Parent Company Statements of Operations

	For the Year Ended December 31,
	2021	2020	2019
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Operating expenses:
General and administrative	(3,989,031)	(17,215,617)	(2,198,906)
Total operating expenses	(3,989,031)	(17,215,617)	(2,198,906)
Loss from operations	(3,989,031)	(17,215,617)	(2,198,906)
Other expense	-	(26)	(8)
Loss attributable to parent only	(3,989,031)	(17,215,643)	(2,198,914)
Equity in income of subsidiaries	1,603,732	(60,402,937)	8,578,979
Net (loss) income	(2,385,299)	(77,618,580)	6,380,065
Less: net income attributable to the non-controlling interest	95,420	(4,740,332)	698,041
Net (loss) income attributable to owners of the company	$(2,480,719)	$(72,878,248)	$5,682,024

Condensed Parent Company Statements of Cash Flows

	For the Year Ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITES
Net (loss) income	$(2,385,299)	$(77,618,580)	$6,380,065
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Equity in (income) loss of subsidiaries	(1,603,735)	60,402,937	(8,578,979)
Changes in assets and liabilities:
Prepaid expenses	-	-	-
Other receivable	-	-	-
Accrued liabilities and other payables	-	-	-
Due to related parties	(305,012)	23,430,302	37,947
NET CASH USED IN OPERATING ACTIVITIES	(4,294,046)	6,214,659	(2,160,967)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment payments to subsidiaries	-	-	-
NET CASH USED IN INVESTING ACTIVITIES	-	-	-
CASH FLOWS FROM FINANCING ACTIVITIES
Loan from subsidiaries	2,401,516	4,935,792	2,165,959
Advances from related parties	-	-	-
Return to related parties	2,192,530	(11,150,452)	(4,992)
Payment of preferred dividends	(300,000)	-	-
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	4,294,046	(6,214,659)	2,160,967
NET (DECREASE) INCREASE IN CASH	-	-	-
CASH - beginning of year	-	-	-
CASH - end of year	$-	$-	$-

Note 1. Basis of Preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.

Note 2. Investments in Subsidiaries

The Company and its subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.

Note 3. Retained Earnings

The retained earnings in the Company’s stand-alone financial statements do not represent the distributable earnings of the Group as it includes the statutory reserve of its subsidiaries in PRC of $15,751,712 and $15,751,712 as of December 31, 2021 and 2020, respectively.